RELATED PARTY TRANSACTIONS (Schedule of Name and Relationships with Related Parties) (Details)	12 Months Ended
Dec. 31, 2016
Hanwha Corporation [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A major shareholder of Hanwha Chemical Corporation
Q.Cells Korea
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of Hanwha Corporation
Q.Cells USA
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of Hanwha Corporation
Hanwha Advanced Materials Corp.
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of Hanwha Chemical Corporation
Hanwha Europe GmbH
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of Hanwha Corporation
Foodist Food Culture [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of Hanwha Corporation
Hanwha S&C Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A company controlled by Hanwha Corporation
Hancomm, Inc.
Related Party Transaction [Line Items]
Related party relationship with group	A company whose significant shareholder is Hanwha S&C	[1]
Hanwha Chemical [Member]
Related Party Transaction [Line Items]
Related party relationship with group	Holding company of Hanwha Solar
SolarOne Group [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A group whose significant shareholder was Hanwha Chemical Corporation	[2]
Q CELLS Japan [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of Hanwha Corporation
Hanwha International [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of Hanwha Chemical Corporation
Hanwha S&C Trading (Shanghai) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of Hanwha S&C
Shanghai Baowangtiansui Solar Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship with group	Associate of Hanwha SolarOne (Shanghai) Co., Ltd.
Hanwha TechM Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of Hanwha Corporation
ReNew Akshay Urja Pvt. Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship with group	Joint venture of Hanwha Q CELLS Corp
Hanwha Chemical (Thailand) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of Hanwha Chemical Corporation
Hanwha Chemical Malaysia Sdn. Bhd. [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of Hanwha Chemical Corporation
Hanwha Techwin [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of Hanwha Corporation
Hanwha Hotel & Resort Inc. [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of Hanwha Corporation
Bt1 Enerji Ic Ve Dis Tic.San.Ve Tic.Ltd.Sti. [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of Hanwha S&C
Primo Gunes Enerjisi A.S. [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of Hanwha S&C
Burdur Enerji A.S. [Member]
Related Party Transaction [Line Items]
Related party relationship with group	Joint venture of Hanwha Q CELLS Corp
Razin Elektrik Uretim Sanayi Ve Ticaret Anonim Sirketi [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of Hanwha S&C
Altinorda Enerji Ic Ve Dis Tic.San.Ve Tic.Ltd.Sti. [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of Hanwha S&C
Bahcesaray Enerji Ic Ve Dis Tic.San.Ve Tic.Ltd.Sti. [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of Hanwha S&C
Meca Enerji Ic Ve Dis Tic.San.Ve Ticaret Limited Sirketi [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of Hanwha S&C
Hanwha Techm Hungary Zrt. [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of Hanwha Corporation
Hanwha Chemicals Trading Shanghai Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of Hanwha Chemical Corporation
Hanwha Life Insurance Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A Pension for the benefit of employees
Hanwha Non-Life Insurance Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A Pension for the benefit of employees
Tri Energys Global Pte. Ltd [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of Hanwha S&C
Fenlands Renewables Ltd [Member]
Related Party Transaction [Line Items]
Related party relationship with group	VIE	[3]
Green End Renewables Ltds [Member]
Related Party Transaction [Line Items]
Related party relationship with group	VIE	[3]

[1]	Hancomm, Inc. has been excluded from the criteria of related party during 2015.
[2]	All the entities within the SolarOne Group ceased to be related parties subsequent to the consummation of the Transaction on February 6, 2015.
[3]	The investments in these two entities were disposed in 2015.